TRADE AND OTHER PAYABLE - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 10,103	$ 16,022
Taxes and social security	3,284	6,234
Accruals for employees	16,117	16,019
Accruals for rebates and discounts	14,631	11,643
Accrual for production	8,559	6,976
Other accruals	13,917	15,634
Balance of trade and other payables at end of period	$ 66,611	$ 72,528